As filed with the Securities and Exchange Commission on December 14, 2017

Securities Act File No. 333-191837

Investment Company Act File No. 811-22903

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 158	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 160	☒

J.P. Morgan Exchange-Traded Fund Trust

(Exact Name of Registrant as Specified in Charter)

270 Park Avenue

New York, New York 10017

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on December 19, 2017 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Post-Effective Amendment No. 132 (the “Amendment”) to the Registration Statement of J.P. Morgan Exchange-Traded Fund Trust was filed pursuant to Rule 485(a) under the Securities Act of 1933 on July 18, 2017 to register shares of JPMorgan Managed Futures Strategy ETF (formerly JPMorgan Managed Futures ETF) and JPMorgan Long/Short ETF (formerly JPMorgan Equity Long/Short ETF). Pursuant to Rule 485(a), the Amendment would have become effective on October 1, 2017. Post-Effective Amendment No. 140 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating October 31, 2017 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 144 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating November 17, 2017 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 148 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating December 1, 2017 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 151 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating December 8, 2017 as the new date upon which the Amendment would have become effective with respect to JPMorgan Long/Short ETF only. Post-Effective Amendment No. 155 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating December 12, 2017 as the new date upon which the Amendment would become effective with respect to JPMorgan Long/Short ETF only. Post-Effective Amendment No. 156 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating December 15, 2017 as the new date upon which the Amendment would become effective with respect to JPMorgan Long/Short ETF only. JPMorgan Managed Futures Strategy ETF has separately filed Post-Effective Amendment No. 153 and went effective on December 4, 2017. This Post-Effective Amendment No. 158 is now being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating December 19, 2017, as the new date upon which the Amendment shall become effective with respect to Long/Short ETF and incorporates by reference the information contained in Parts A, B and C of the Amendment with respect to JPMorgan Long/Short ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant, J.P. Morgan Exchange-Traded Fund Trust, certifies that it meets all the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus and State of Ohio on the 14th day of December, 2017.

J.P. Morgan Exchange-Traded Fund Trust

By:	Joanna Gallegos *
Name: Joanna Gallegos
Title: President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities on December 14, 2017.

	Gary L. French *	Robert J. Grassi *
	Gary L. French Trustee	Robert J. Grassi Trustee

	Thomas P. Lemke *	Lawrence Maffia *
	Thomas P. Lemke Trustee	Lawrence Maffia Trustee

	Emily Youssouf *	Robert Deutsch *
	Emily Youssouf Trustee	Robert Deutsch Trustee

Lauren A. Paino*
Lauren A. Paino Treasurer and Principal Financial Officer

*By:	/s/ Elizabeth A. Davin
Elizabeth A. Davin Attorney-in-Fact